Condensed Financial Statements of Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 01, 2017	Jul. 17, 2017
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value					$ 1.00
Ordinary shares, shares authorized			493,681,319		50,000
Ordinary shares, shares, issued	34,248,442		50,000,000	50,000
Ordinary shares, shares, outstanding			40,000,000
Treasury stock, par value	$ 0.0001	$ 0.0001
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares, issued	40,812,245	37,022,806
Ordinary shares, shares, outstanding	32,176,825	27,522,806
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	34,248,442
Ordinary shares, shares, outstanding	32,937,193	34,248,442
Parent Company
Condensed Financial Statements Captions [Line Items]
Treasury stock, par value	$ 0.0001	$ 0.0001
Treasury stock, shares	8,635,420	9,500,000
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares, issued	40,812,245	37,022,806
Ordinary shares, shares, outstanding	32,176,825	27,522,806
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	34,248,442
Ordinary shares, shares, outstanding	32,937,193	34,248,442